Condensed separate financial information of HeadHunter Group PLC - Condensed separate statement of cash-flows (Details) - RUB (₽) ₽ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of subsidiaries [line items]
Net cash used in operating activities	₽ 7,668,611	₽ 8,659,380	₽ 3,214,573
INVESTING ACTIVITIES:
Acquisition of intangible assets	(105,197)	(114,825)	(77,723)
Interest received	211,320	204,587	52,432
Net cash used in investing activities	(251,897)	(1,575,289)	(3,227,607)
FINANCING ACTIVITIES:
Acquisition of treasury shares	(329,642)	(1,096,357)	0
Bank and other loans received	0	7,765	4,616,478
Bank and other loans repaid	(485,789)	(400,672)	(5,397,895)
Net cash used in financing activities	(4,393,708)	(3,959,093)	1,114,050
Net increase in cash and cash equivalents	3,023,006	3,124,998	1,101,016
Cash and cash equivalents, beginning of year	6,523,228	3,367,610	2,089,215
Effect of exchange rate changes on cash	(197,543)	30,620	177,379
Cash and cash equivalents, end of year	9,348,691	6,523,228	3,367,610
Separate
Disclosure of subsidiaries [line items]
Net cash used in operating activities	(65,619)	(315,405)	(472,915)
INVESTING ACTIVITIES:
Acquisition of intangible assets		(930)	(643)
Dividends received		4,227,162	2,468,606
Interest received	800	5,142
Net cash used in investing activities	800	4,231,374	2,467,963
FINANCING ACTIVITIES:
Acquisition of treasury shares	(329,759)	(1,096,357)
Bank and other loans received	2,619,425	2,320,047	1,868,556
Bank and other loans repaid		(1,958,603)	(1,980,000)
Dividends paid	(3,213,927)	(2,073,893)	(1,885,441)
Net cash used in financing activities	(924,261)	(2,808,806)	(1,996,885)
Net increase in cash and cash equivalents	(989,080)	1,107,163	(1,837)
Cash and cash equivalents, beginning of year	1,125,894	13,512	20,137
Effect of exchange rate changes on cash	(24,864)	5,219	(4,788)
Cash and cash equivalents, end of year	₽ 111,950	₽ 1,125,894	₽ 13,512